(35) FINANCIAL INSTRUMENTS (Details 1) R$ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets		R$ 369,767		R$ 347,507
Current Financial Assets		281,326		309,484
Current Financial Liabilities		29,400		8,139
Noncurrent Financial Liabilities		6,157		R$ 23,659
Designated as Hedging Instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets		651,093
Fair value (carrying amounts) - liabilities		(35,557)
The net fair value of financial assets and liabilities		615,536
The net value of derivative instruments at cost	[1]	515,643
Gain (loss) on marking to market		99,893
Current Financial Assets		281,326
Current Financial Liabilities		(29,400)
Noncurrent Financial Assets		369,767
Noncurrent Financial Liabilities		(6,157)
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets		555,670
Fair value (carrying amounts) - liabilities		(35,388)
The net fair value of financial assets and liabilities		520,282
The net value of derivative instruments at cost	[1]	496,104
Gain (loss) on marking to market		24,178
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Bank Loans - Law 4.131 [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets		542,278
Fair value (carrying amounts) - liabilities		(29,231)
The net fair value of financial assets and liabilities		513,047
The net value of derivative instruments at cost	[1]	487,030
Gain (loss) on marking to market		R$ 26,017
Currency / debt index		US$ + (Libor 3 months + 0.8% to 1.55%) or (1.96% to 3.65%)
Currency /swap index		99.80% to 116% of CDI or CDI + 0.12%
Maturity range		October 2018 to March 2022
Notional		R$ 3,838,488
Designated as Hedging Instrument [Member] | Exchange Rate Hedge [Member] | Bank Loans - Law 4.131 [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets		13,391
Fair value (carrying amounts) - liabilities		(6,157)
The net fair value of financial assets and liabilities		7,234
The net value of derivative instruments at cost	[1]	9,074
Gain (loss) on marking to market		R$ (1,840)
Currency / debt index		Euro + 0.42% to 0.96%
Currency /swap index		102% to 105.8% of CDI
Maturity range		April 2019 to March 2022
Notional		R$ 834,630
Designated as Hedging Instrument [Member] | Hedge Variation Price Index [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets		645,673
Fair value (carrying amounts) - liabilities		(35,388)
The net fair value of financial assets and liabilities		610,285
The net value of derivative instruments at cost	[1]	515,591
Gain (loss) on marking to market		94,695
Designated as Hedging Instrument [Member] | Hedge Variation Price Index [Member] | Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets		90,004
Fair value (carrying amounts) - liabilities
The net fair value of financial assets and liabilities		90,004
The net value of derivative instruments at cost	[1]	19,486
Gain (loss) on marking to market		R$ 70,517
Currency / debt index		IPCA + 5.8%
Currency /swap index		100.15% to 104.3% of CDI
Maturity range		August 2025
Notional		R$ 416,600
Designated as Hedging Instrument [Member] | Other [Member] | Zero cost collar [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets	[2]	5,419
Fair value (carrying amounts) - liabilities	[2]
The net fair value of financial assets and liabilities	[2]	5,419
The net value of derivative instruments at cost	[1],[2]
Gain (loss) on marking to market		R$ 5,419
Currency /swap index		US$
Maturity range		from jul/18 to sep/20
Designated as Hedging Instrument [Member] | Other [Member] | Zero cost collar [Member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Notional | $	[2]		$ 22,174
Designated as Hedging Instrument [Member] | Other [Member] | Term Of Product (Aluminum) [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets	[2]
Fair value (carrying amounts) - liabilities	[2]	(16)
The net fair value of financial assets and liabilities	[2]	(16)
The net value of derivative instruments at cost	[1],[2]
Gain (loss) on marking to market		R$ (16)
Currency /swap index		aluminum (US$/ton)
Maturity range		Jul-20
Designated as Hedging Instrument [Member] | Other [Member] | Term Of Product (Aluminum) [Member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Notional | $	[2]		3,889
Designated as Hedging Instrument [Member] | Other [Member] | NDF (Aluminum) [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets	[2]
Fair value (carrying amounts) - liabilities	[2]	(153)
The net fair value of financial assets and liabilities	[2]	(153)
The net value of derivative instruments at cost	[1],[2]
Gain (loss) on marking to market		R$ (205)
Currency /swap index		US$
Maturity range		Jul-20
Designated as Hedging Instrument [Member] | Other [Member] | NDF (Aluminum) [Member] | United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Notional | $	[2]		$ 6,296
Designated as Hedging Instrument [Member] | Other [Member] | Subtotal other [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value (carrying amounts) - assets	[2]	R$ 5,419
Fair value (carrying amounts) - liabilities	[2]	(169)
The net fair value of financial assets and liabilities	[2]	5,250
The net value of derivative instruments at cost	[1],[2]	52
Notional	[2]	R$ 5,198

[1]	The value at cost are the derivative amount without the respective fair value adjustment, while the notional refers to the balance of the debt and is reduced according to the respective amortization;
[2]	Due to the characteristics of these derivatives, the notional amount is presented in U.S. dollar.